SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Class F Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on
May 20, 2024, May 28, 2024 and June 17, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fees and Expenses of the International Equity Fund

In the Fund Summary for the International Equity Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.09%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
International Equity Fund—Class F Shares	$111	$347	$601	$1,329

There are no other changes to the Fees and Expenses of the International Equity Fund.

Changes to the Fees and Expenses of the Emerging Markets Equity Fund

In the Fund Summary for the Emerging Markets Equity Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.72%
Total Annual Fund Operating Expenses	1.42%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Fund—Class F Shares	$145	$449	$776	$1,702

There are no other changes to the Fees and Expenses of the Emerging Markets Equity Fund.

Changes to the Fees and Expenses of the International Fixed Income Fund

In the Fund Summary for the International Fixed Income Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.01%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
International Fixed Income Fund—Class F Shares	$103	$322	$558	$1,236

There are no other changes to the Fees and Expenses of the International Fixed Income Fund.

Changes to the Fees and Expenses of the Emerging Markets Debt Fund

In the Fund Summary for the Emerging Markets Debt Fund, the information under the "Fees and Expenses" and "Examples" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.31%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Fund—Class F Shares	$133	$415	$718	$1,579

There are no other changes to the Fees and Expenses of the Emerging Markets Debt Fund.

Changes to the Advisory Fees of the Emerging Markets Debt Fund

In the section titled "Sub-Advisers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

In addition, for the current fiscal year ending September 30, 2024, SIMC is expected to receive investment advisory fees, as a percentage of the Emerging Markets Debt Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Emerging Markets Debt Fund*	0.65%	0.42%

*  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.60%.

Changes to the Fee Waiver Disclosure

In the same section, in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following:

The investment advisory fee was lowered for the Emerging Markets Equity and Emerging Markets Debt Funds, and the administration fee was lowered for all of the Funds. With these changes, the Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2024) are expected to be as follows:

Fund Name—Class F Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
International Equity Fund	1.09%	1.07%	1.07%
Emerging Markets Equity Fund	1.42%	1.26%	1.26%
International Fixed Income Fund	1.01%	0.96%	0.96%
Emerging Markets Debt Fund	1.31%	1.06%	1.06%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1549 (09/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated September 18, 2024
to the Class I Shares Prospectus (the "Prospectus"), dated January 31, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Changes to the Fees and Expenses of the Fund

In the Fund Summary for the Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.83%
Total Annual Fund Operating Expenses	1.34%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
International Equity Fund—Class I Shares	$136	$425	$734	$1,613

There are no other changes to the Fees and Expenses of the Fund.

Addition of Information About Fee Waivers Section

After the section titled "Sub-Advisers," the following section is hereby added:

Information About Fee Waivers

As a result of a reduction to the Fund's administration fee, the Fund's Annual Fund Operating Expenses table in the Fund Summary section has been restated. Accordingly, the fees voluntarily waived by SIMC, the Fund's administrator and/or the Fund's distributor with respect to the Fund will differ to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, costs associated with litigation- or tax-related services, Trustee fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund's business) at the level specified in the table below. The voluntary waivers of SIMC, the Fund's administrator and/or the Fund's distributor are limited to the Fund's direct operating expenses and therefore do not apply to indirect expenses incurred by the Fund, such as AFFE, if any. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these changes, the Fund's total annual Fund operating expenses for the current fiscal year (ending September 30, 2024) are expected to be as follows:

Fund Name—Class I Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
International Equity Fund	1.34%	1.32%	1.32%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1550 (09/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Class Y Shares Prospectus (the "Prospectus"), dated January 31, 2024, as amended on
April 5, 2024, May 20, 2024, May 28, 2024 and June 17, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fees and Expenses of the International Equity Fund

In the Fund Summary for the International Equity Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.84%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
International Equity Fund—Class Y Shares	$86	$268	$466	$1,037

There are no other changes to the Fees and Expenses of the International Equity Fund.

Changes to the Fees and Expenses of the Emerging Markets Equity Fund

In the Fund Summary for the Emerging Markets Equity Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.17%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Fund—Class Y Shares	$119	$372	$644	$1,420

There are no other changes to the Fees and Expenses of the Emerging Markets Equity Fund.

Changes to the Fees and Expenses of the International Fixed Income Fund

In the Fund Summary for the International Fixed Income Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.76%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
International Fixed Income Fund—Class Y Shares	$78	$243	$422	$942

There are no other changes to the Fees and Expenses of the International Fixed Income Fund.

Changes to the Fees and Expenses of the Emerging Markets Debt Fund

In the Fund Summary for the Emerging Markets Debt Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.06%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Fund—Class Y Shares	$108	$337	$585	$1,294

There are no other changes to the Fees and Expenses of the Emerging Markets Debt Fund.

Changes to the Advisory Fees of the Emerging Markets Debt Fund

In the section titled "Sub-Advisers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

In addition, for the current fiscal year ending September 30, 2024, SIMC is expected to receive investment advisory fees, as a percentage of the Emerging Markets Debt Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Emerging Markets Debt Fund*	0.65%	0.42%

*  Effective September 1, 2024, the Contractual Advisory Fee was lowered from 0.65% to 0.60%.

Changes to the Fee Waiver Disclosure

In the same section, in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following:

The investment advisory fee was lowered for the Emerging Markets Equity and Emerging Markets Debt Funds, and the administration fee was lowered for all of the Funds. With these changes, the Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2024) are expected to be as follows:

Fund Name—Class Y Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
International Equity Fund	0.84%	0.82%	0.82%
Emerging Markets Equity Fund	1.17%	1.01%	1.01%
International Fixed Income Fund	0.76%	0.71%	0.71%
Emerging Markets Debt Fund	1.06%	0.81%	0.81%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1551 (09/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Statement of Additional Information (the "SAI"), dated January 31, 2024, as amended on
April 16, 2024, May 20, 2024, May 28, 2024 and June 17, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change to the Funds.

Changes to the Administration Fees of the Funds

In the section titled "The Administrator and Transfer Agent," under the heading titled "Administration Fees," the first table and the preceding paragraph are hereby deleted and re replaced with the following:

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund. Effective September 1, 2024, the annual rates are as set forth in the chart below:

Administration Fee
On the first $1.5 billion of Assets;	0.380%
on the next $500 million of Assets;	0.340%
on the next $500 million of Assets;	0.280%
on the next $500 million of Assets;	0.235%
on Assets over $3 billion.	0.200%

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1552 (09/24)